CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Reverse Recapitalization	Equity-based Compensation	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Reverse Recapitalization	Additional Paid-in Capital Equity-based Compensation	Retained Earnings	Noncontrolling Interests
Balance at the beginning at Dec. 31, 2019	$ 53,814			$ 6	$ 44,826			$ 8,982
Balance at the beginning (in shares) at Dec. 31, 2019				59,688,116
Equity-based compensation	657				657
Exercises of options	$ 101				101
Exercises of options (in shares)	187,580			165,160
Net income (loss)	$ 6,695							7,327	$ (632)
Balance at the end at Dec. 31, 2020	61,267			$ 6	45,584			16,309	(632)
Balance at the end (in shares) at Dec. 31, 2020				59,853,276
Equity-based compensation	5,823				5,823
Sellers Earn-Out Adjustments		$ (41,480)	$ 55			$ (41,480)	$ 55
Exercises of options	$ 18				18
Exercises of options (in shares)	33,217			29,247
Issuance of Common Stock upon the Reverse Recapitalization, net of offering costs	$ 60,781			$ 3	60,778
Issuance of Common Stock upon the Reverse Recapitalization, net of offering costs (in shares)				25,861,471
Net income (loss)	25,419							26,203	(784)
Balance at the end at Dec. 31, 2021	$ 111,883			$ 9	$ 70,778			$ 42,512	$ (1,416)
Balance at the end (in shares) at Dec. 31, 2021				85,743,994